Balance Sheets - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Current assets:
Cash	$ 67,351	$ 380
Accounts receivable	56,160
Prepaid expenses	62,173
Inventory	19,764
Total assets	205,448	380
Current liabilities:
Accounts payable	89,565
Accounts payable - related party	4,373
Accrued liabilities		2,000
Customer deposits	59,671
Due to a related party	8,666
Loan payable	1,000	1,000
Accrual for income taxes	6,748
Total current liabilities	170,023	3,000
Commitments and contingencies
Stockholders' Equity (Deficit):
Preferred stock, $0.0001 par value 20,000,000 shares authorized; none issued and outstanding
Common Stock, $0.0001 par value, 100,000,000 shares authorized; 12,410,000 and 20,000,000 issued and outstanding, respectively	1,241	2,000
Stock subscription receivable	(30)
Additional paid in capital	13,920	471
Retained earnings (accumulated deficit)	20,294	(5,091)
Total Stockholders' equity (deficit)	35,425	(2,620)
Total Liabilities and Stockholders' Deficit	$ 205,448	$ 380